Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Disaggregation of Revenue from Contracts with Customers	Revenue from contracts with customers disaggregated by metal were as follows:

	2020	2019
Gold	$841,195	$281,697
Silver	1,312	-

Total revenue	$842,507	$281,697